Filed pursuant to Rule 497(e).
                                               File Nos. 33-46479 and 811-06602


                       THE PREFERRED GROUP OF MUTUAL FUNDS
                                 1-800-662-4769
                                  P.O. Box 8320
                              Boston, MA 02266-8320
                             www.PreferredGroup.com

                       Supplement dated December 30, 2005
                                     to the
                       Statement of Additional Information
                             dated November 1, 2005

     Effective immediately, the disclosure in the Statement of Additional Information in the section captioned "Portfolio Manager Compensation" is revised to incorporate the following subsection:

Barrow, Hanley, Mewhinney & Strauss, Inc.


----------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF OTHER ACCOUNTS MANAGED          NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                   AND ASSETS BY ACCOUNT TYPE1               ADVISORY FEE IS PERFORMANCE-BASED1
----------------------------------------------------------------------------------------------------------------------
NAME OF SUB-ADVISER AND     REGISTERED    OTHER POOLED   OTHER ACCOUNTS   REGISTERED    OTHER POOLED  OTHER ACCOUNTS
PORTFOLIO MANAGER           INVESTMENT     INVESTMENT       ($MILS)       INVESTMENT     INVESTMENT       ($MILS)
                             COMPANIES      VEHICLES                       COMPANIES      VEHICLES
                              ($MILS)        ($MILS)                        ($MILS)        ($MILS)
----------------------------------------------------------------------------------------------------------------------
BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.:
----------------------------------------------------------------------------------------------------------------------
James P. Barrow            12(28,944.1)        N/A        23($2,635.3)    3(28,042.7)        N/A            N/A
----------------------------------------------------------------------------------------------------------------------
Rich A. Englander, CFA       1(456.1)          N/A        24(2,909.2)         N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------
J. Ray Nixon                 1(406.2)       5(104.7)      26(3,018.4)         N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------
Robert J. Chambers, CFA      8(585.7)       2(653.9)      67(2,114.3)         N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------
Timothy J. Culler, CFA       2(312.5)        1(44.7)      40(4,981.2)         N/A            N/A          3(411.5)
----------------------------------------------------------------------------------------------------------------------
Mark Giambrone, CPA         7(3,400.3)         N/A          9(773.9)      1(3,105.6)         N/A            N/A
----------------------------------------------------------------------------------------------------------------------

1 As of September 30, 2005

     Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Preferred Value Fund (the "Fund")). Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS") manages potential conflicts between funds or other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

     In addition to a fixed base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually based on the portfolio manager's quarterly and annual pre-tax performance. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. BHMS has informed the Fund that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many of BHMS' employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US), the parent of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the quarterly pre-tax performance of the entire investment team.


----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
FUND SECURITIES BENEFICIALLY OWNED BY                                                                             OVER
PORTFOLIO MANAGER                                   NONE       $1-$10,000  $10,000-$50,0000  $10,000-$1,000,000   $1,000,000
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
As of December 30, 2005
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
James P. Barrow                                     X
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
Rich A. Englander, CFA                              X
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
J. Ray Nixon                                        X
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
Robert J. Chambers, CFA                             X
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
Timothy J. Culler, CFA                              X
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------
Mark Giambrone, CPA                                 X
----------------------------------------------- ----------- -------------- ----------------  ------------------   -----------

     Effective immediately, the disclosure contained in Appendix C is modified to include the following:

                    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

                                  PROXY VOTING

POLICY

BHMS has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS generally,

ACCEPTS:

     >> Proposals supporting best procedures for corporate governance regarding election of independent directors, approval of independent auditors, executive compensation plans and corporate structure/shareholder rights issues.

     >>   Restoration or protection of shareholders' authority.

REJECTS:

     >>   Protection of management from results of mergers and acquisitions.

     >> Proposals having the effect of diluting the value of the existing shares.

     >>   Reduction of shareholders' power over any company actions.

     >>   Proposals motivated by political, ethical or social concerns.

PROXY OVERSIGHT COMMITTEE

o BHMS's Proxy Oversight Committee reviews and reevaluates existing policies, along with new issues on a case-by-case basis. Policy modifications may be made by the Committee in order to assure that all proxy voting decisions are in the best interests of the beneficial owner.

o The Proxy Oversight Committee includes Portfolio Managers James Barrow, Richard Englander and Jane Gilday and Proxy Coordinator, Clare Burch.

CONFLICTS OF INTEREST

o All proxies will be voted uniformly in accordance with BHMS's policies. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.

PROCEDURE

BHMS has adopted written procedures to implement the firm's policy and reviews to monitor and insure our policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

o BHMS sends a daily electronic transfer of all stock positions to ISS (Institutional Shareholder Services).

o ISS identifies all accounts eligible to vote for each security and posts the proposals and research on its website.

o The proxy coordinator reviews each proxy proposed and reevaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation. Proxy coordinator sends all voting decisions to ISS through their website.

o    ISS verifies that every vote is received, voted and recorded.

o BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.

o BHMS maintains voting records both in hard copy and via ISS database backup.

o BHMS's guidelines addressing specific issues are available upon request by calling 214-665-1900 or by emailing clientservices@barrowhanley.com.

o BHMS will identify any conflicts that exist between the interests of the firm and the client by reviewing the relationship of the firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.

o If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

o BHMS will maintain a record of the voting resolution of any conflict of interest.

o The proxy coordinator shall retain the following proxy records in accordance with the SEC's five-year retention requirement:

     >>   These policies and procedures and any amendments;

     >>   Each proxy statement that BHMS receives;

     >>   A record of each vote that BHMS casts;

     >> Any document BHMS created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Proxy Oversight Committee; and

     >> A copy of each written request from a client for information on how BHMS voted such client's proxies and a copy of any written response.

RESPONSIBILITY

Clare Burch is responsible for the implementation and monitoring of our proxy voting policy, procedures, disclosures and record keeping, including outlining our voting guidelines in our procedures.